Segment and Geographic Information	12 Months Ended
Dec. 31, 2015
Segment Reporting [Abstract]
Segment and Geographic Information
Segment and Geographic Information
The Company evaluates and reviews its results based on three business segments: E&P Technology & Services, E&P Operations Optimization, and Ocean Bottom Services. In August 2016, the Company announced its plans to realign its four business segments into three. Beginning in the third quarter of 2016, the Company changed its reportable segments as described below:

•
E&P Technology & Services, formerly referred to as Solutions, continues to be comprised of the groups that support the Company’s New Venture and Data Library (together multi-client) revenues and Imaging Services group.

•
E&P Operations Optimization is comprised of Devices, formerly referred to as Systems, and Optimization Software & Services, formerly referred to as Software. The manufacturing, engineering, research and development of ocean bottom systems is no longer a part of Devices, and are now within Ocean Bottom Services as noted below.

•	Ocean Bottom Services is comprised of OceanGeo, an ocean bottom data acquisition services company along with the manufacturing, engineering, research and development of ocean bottom systems.
Accordingly, all segment information presented herein has been revised to reflect the realignment of the Company’s segments.
The Company has an equity ownership interest its INOVA Geophysical joint venture. See Footnote 15 “Equity Method Investments” for the summarized financial information for INOVA Geophysical.
A summary of segment information follows (in thousands):

	Years Ended December 31,
	2015	2014		2013
Net revenues:
E&P Technology & Services:
New Venture	$48,294	$98,649		$154,578
Data Library	63,326	66,180		111,998
Total multi-client revenues	111,620	164,829		266,576
Imaging Services	45,630	113,075		120,808
Total	$157,250	$277,904		$387,384
E&P Operations Optimization:
Devices	$36,269	$88,417		$115,125
Optimization Software & Services	27,994	39,993		39,351
Total	$64,263	$128,410		$154,476
Ocean Bottom Services	$—	$103,244		$7,307
Total	$221,513	$509,558		$549,167
Gross profit (loss):
E&P Technology & Services	$13,508	$(24,345)		$111,108
E&P Operations Optimization	33,995	66,951		50,731
Ocean Bottom Services	(39,500)	19,617		(2,526)
Total	$8,003	$62,223		$159,313
Gross margin:
E&P Technology & Services	9%	(9)%		29%
E&P Operations Optimization	53%	52%		33%
Ocean Bottom Services	—%	19%		(35)%
Total	4%	12%		29%
Income (loss) from operations:
E&P Technology & Services	$(24,941)	$(80,653)	(a)	$61,146
E&P Operations Optimization	20,131	20,201	(b)	30,546
Ocean Bottom Services	(55,080)	(4,440)		(16,901)
Support and other	(40,742)	(53,037)		(58,395)
Income (loss) from operations	(100,632)	(117,929)		16,396
Interest expense, net	(18,753)	(19,382)		(12,344)
Equity in losses of investments	—	(49,485)		(42,320)
Other income (expense)	98,275	79,860		(182,530)
Loss before income taxes	$(21,110)	$(106,936)		$(220,798)

(a)    Includes a charge of $100.1 million to write down the multi-client data library, impacting gross profit (loss), in addition to charges for the impairment of intangible assets and severance-related charges within the E&P Technology & Services segment.
(b)    Includes a charge of $21.9 million to write down goodwill, impacting income (loss) from operations, in addition to charges for write-downs of inventory and receivables and severance-related charges related to our Devices group within our E&P Optimization Operations segment.

	Years Ended December 31,
	2015	2014	2013
Depreciation and amortization (including multi-client data library):
E&P Technology & Services	$51,014	$80,138	$99,774
E&P Operations Optimization	2,869	2,849	3,364
Ocean Bottom Services	6,158	6,517	—
Support and other	2,270	2,526	1,736
Total	$62,311	$92,030	$104,874

	December 31,
	2015	2014
Total assets:
E&P Technology & Services	$243,067	$265,505
E&P Operations Optimization	98,161	122,944
Ocean Bottom Services	35,792	56,637
Support and other	61,396	172,171
Total	$438,416	$617,257

A summary of total assets by geographic area follows (in thousands):

	December 31,
	2015	2014
Total assets by geographic area:
North America	$229,175	$347,419
Europe	84,392	117,622
Middle East	75,390	96,532
Latin America	35,349	36,529
Other	14,110	19,155
Total	$438,416	$617,257

Intersegment sales are insignificant for all periods presented. Support and other assets include all assets specifically related to support personnel and operations, a majority of cash and cash equivalents. Depreciation and amortization expense is allocated to segments based upon use of the underlying assets.
A summary of net revenues by geographic area follows (in thousands):

	Years Ended December 31,
	2015	2014	2013
Net revenues by geographic area:
North America	$74,634	$130,224	$150,160
Europe	72,577	100,188	198,977
Asia Pacific	19,135	49,881	52,672
Latin America	16,406	111,078	54,008
Middle East	14,571	39,142	63,157
Africa	13,182	75,507	16,474
Commonwealth of Independent States	11,008	3,538	13,719
Total	$221,513	$509,558	$549,167

Net revenues are attributed to geographic areas on the basis of the ultimate destination of the equipment or service, if known, or the geographic area imaging services are provided. If the ultimate destination of such equipment is not known, net revenues are attributed to the geographic area of initial shipment.